LEASE LIABILITY - Maturity analysis (Details)	Dec. 31, 2020 USD ($)
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	$ 1,149,630
Less than 1 year
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	484,782
In more than one year, but not more than five years
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	$ 664,848